ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I [Abstract]
ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

20. ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

The separate financial statements of the Company as presented below have been prepared in accordance Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate balance sheets of the Company as ‘Investments in subsidiaries.” The Company was incorporated in May 2006 and immediately became the parent company of Home Inns & Hotels Management (Hong Kong) Limited and its operating subsidiaries. The financial statements have been prepared as if the Company had been in existence since January 1, 2006. Subsidiaries income or loss is included as the Company’s “Share of income from subsidiaries” on the statements of operations. The subsidiaries did not pay any dividend to the Company for the periods presented.

The Company did not have any significant commitments or guarantees as of December 31, 2012 and 2013.

	2011	2012	2013	2013
				US$ thousands (Note 2(d))
Statements of operations

Net revenues	-	-
Operating expenses	(61,783)	(7,901)	(8,298)	(1,371)

Loss from operations	(61,783)	(7,901)	(8,298)	(1,371)
Share of income from subsidiaries	239,217	190,404	378,222	62,479
Interest income	8,095	889	189	31
Interest expense	(45,945)	(118,515)	(49,843)	(8,233)
Accelerated fee amortization on early extinguishment of long-term loans	-	-	(41,872)	(6,917)
Gain/(loss) on change in fair value of convertible notes	198,547	(87,099)	(133,404)	(22,037)
Foreign exchange gain, net	19,194	1,969	50,316	8,312
Gain on buy-back of convertible bonds	1,521	-	-	-
Non-operating income	-	-	912	151
Non-operating expenses	(7,315)	(6,665)	-	-
Income/(loss) before income tax expense	351,531	(26,918)	196,222	32,415
Income tax expense	-	-	-	-
Net income/(loss)	351,531	(26,918)	196,222	32,415

	2012	2013	2013
			US$ thousands
			(Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	45,700	224,425	37,072
Restricted cash	205,731	161,494	26,677
Receivables from related parties	87	87	14
Prepayments and other current assets	3,786	20,855	3,445
Total current assets	255,304	406,861	67,208
Investments in subsidiaries (a)	5,639,123	6,050,335	999,444
Other assets	42,831	-	-
Total assets	5,937,258	6,457,196	1,066,652

Liabilities
Current liabilities
Short-term loans	12,571	-	-
Other payables and accruals	165,111	155,153	25,629
Total current liabilities	177,682	155,153	25,629
Non-current liabilities
Long-term loans	735,404	713,337	117,835
Financial liability	1,066,771	1,157,295	191,172
Total liabilities	1,979,857	2,025,785	334,636
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 91,672,320 and 94,814,866 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	3,574	3,671	606
Additional paid-in capital	2,802,905	3,080,596	508,878
Retained earnings	1,150,922	1,347,144	222,532
Total shareholders' equity	3,957,401	4,431,411	732,016
Total liabilities and shareholders' equity	5,937,258	6,457,196	1,066,652

(a) Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries, and share options of the Company contributed to its Hong Kong and PRC subsidiaries as their employees’ share-based compensation.

	2011	2012	2013	2013
				US$ thousands (Note 2(d))
Statements of Cash flows:

Cash flows from operating activities:
Net income/(loss)	351,531	(26,918)	196,222	32,415
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Amortization of upfront fee of term loan	5,726	43,060	42,831	7,075
Share of income from subsidiaries	(239,217)	(190,404)	(378,222)	(62,479)
Foreign exchange gain, net	(19,194)	(1,969)	(50,316)	(8,312)
Gain on buy-back of convertible bonds	(1,521)	-	-	-
(Gain)/loss on change in fair value of convertible notes	(198,547)	87,099	133,404	22,037
Loss/(gain) from fair value change of interest rate swap transaction	7,315	6,665	(912)	(151)
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in receivables from related parties	(241)	154	-	-
Decrease/(increase) in prepayments and other current assets	540	(2,750)	(17,069)	(2,819)
Decrease in payables to related parties	(163,258)	-	-	-
(Decrease)/increase in other payables and accruals	(4,630)	6,444	3,574	591
Net cash used in operating activities	(261,496)	(78,619)	(70,488)	(11,643)

Cash flows from investing activities:
Cash (paid to)/received from restricted cash – escrow account and interest reserve account	(202,323)	(3,703)	30,219	4,992
Cash paid for the acquisition of Motel 168	(2,031,421)	-	-	-
(Investments in) / returns from subsidiaries	(53,319)	798,605	51,466	8,501
Cash flows (used in)/ provided by investing activities:	(2,287,063)	794,902	81,685	13,493

Cash flows from financing activities:
Proceeds from share option exercise	28,173	26,615	193,332	31,936
Buy-back of convertible bonds	(45,507)	-	-	-
Repayment of convertible bonds	-	(111,945)	-	-
Proceeds from loans, net of upfront fee	1,525,176	-	723,025	119,435
Repayment of short-term borrowings	-	(760,949)	(735,467)	(121,490)
Cash settlement of interest swap transaction	-	(3,418)	(9,650)	(1,594)
Payment for upfront fee of loan	(91,617)	-	-	-
Net cash provided by/(used in)financing activities	1,416,225	(849,697)	171,240	28,287

Effect of foreign exchange rate changes on cash and cash equivalents	(52,334)	(2,467)	(3,712)	(614)

Net (decrease)/increase in cash and cash equivalents	(1,184,668)	(135,881)	178,725	29,523
Cash and cash equivalents, beginning of year	1,366,249	181,581	45,700	7,549
Cash and cash equivalents, end of the year	181,581	45,700	224,425	37,072

Supplemental disclosure of cash flow information
Cash paid during the year for interest	(33,848)	(77,706)	(49,485)	(8,174)

Supplemental schedule of non-cash investing activities:

Unpaid consideration related to the acquisition of Motel 168	143,728	-	-	-
Issuance of ordinary shares related to the acquisition of Motel 168	667,314	-	-	-